Commitments and contingencies (Tables)	6 Months Ended
Sep. 30, 2021
Summary of Maximum Potential Amount of Future Payments under Guarantees	the MHFG Group is exposed to unlimited losses; therefore, the table shows the notional amounts of the contracts as a substitute for the maximum exposure.

	March 31, 2021	September 30, 2021

	(in billions of yen)
Performance guarantees	2,730	2,764
Guarantees on loans	348	448
Guarantees on securities	79	69
Other guarantees	2,390	2,558
Guarantees for the repayment of trust principal	28	25
Liabilities of trust accounts	480	466
Derivative financial instruments	23,933	26,445

Summary of Contractual Amounts with Regard to Undrawn Commitments
The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2021 and September 30, 2021:

	March 31, 2021	September 30, 2021

	(in billions of yen)
Commitments to extend credit (Note)	93,999	87,549
Commercial letters of credit	797	1,028

Total	94,796	88,577

Note:	Commitments to extend credit include commitments to invest in securities.

Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees
Summary of Maximum Potential Amount of Future Payments under Guarantees
The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2021 and September 30, 2021:

	March 31, 2021	September 30, 2021

	(in billions of yen)
Investment grade	4,427	4,583
Non-investment grade	1,120	1,256

Total	5,547	5,839

Note:	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.